Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year	$ (536,414)	$ (322,873)	$ (271,599)
Provision for doubtful receivables			(322,873)
Provision for expected credit losses	(180,174)	(301,601)
Write off			248,634
Reversal of expected credit losses	127,263	185,283	322,873
Reversal of expected credit losses	52,911	116,318
Foreign currency translation	13,281	1,665	22,965
Balance at the end of the year	$ (650,396)	(536,414)	$ (322,873)
ASU 2016-13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of ASU		$ (29,923)